BACKGROUND (Details)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Codere Online Luxembourg S.A. [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Holding Company
Ownership percentage			100.00%
Location		Luxembourg
Codere Online U.S. Corp. [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Supporting Entity
Ownership percentage			100.00%
Location		United States
Servicios de Juego Online S.A.U. [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Holding Company
Ownership percentage			100.00%
Location		Spain
Codere Online S.A.U. [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Operating Entity
Ownership percentage			100.00%
Location		Spain
Codere Online Colombia SAS [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Operating Entity
Ownership percentage			100.00%
Location		Colombia
Operating Management Services Panama S.A. [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Operating Entity
Ownership percentage			100.00%
Location		Panama
LIFO AenP [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Operating Entity
Ownership percentage			99.99%
Location		Mexico
Codere Online Mexico S Ade C V [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Supporting Entity
Ownership percentage			100.00%
Location		Mexico
Codere Online Argentina S A [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Operating Entity
Ownership percentage			95.00%
Location		Argentina
Codere Online Argentina S A Union Transitoria [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Operating Entity
Ownership percentage	[1]		92.20%
Location		Argentina
Codere Israel Marketing Support Services L T D [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Supporting Entity
Ownership percentage			100.00%
Location		Israel

[1]	1% directly through SEJO and 96% indirectly through Codere Online S.A.U´s 95% ownership of Codere Online Argentina, S.A.